FINANCING AND FINANCIAL INSTRUMENTS - Net Debt (Details) R in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	$ 2,869	$ 3,167
Long-term debt, net of current portion	11,471	9,316
Cash and cash equivalents including restricted cash	(4,995)	(2,354)
Net debt	9,345	10,196
Net debt		10,129
EUR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	1,966	2,566
Long-term debt, net of current portion	6,240	3,530
Cash and cash equivalents including restricted cash	(2,986)	(454)
Net debt	5,220
Net debt		5,642
USD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	248	338
Long-term debt, net of current portion	4,754	5,405
Cash and cash equivalents including restricted cash	(1,383)	(1,017)
Net debt	3,619
Net debt		4,726
CHF
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	233	0
Long-term debt, net of current portion	0	228
Cash and cash equivalents including restricted cash	(2)	(2)
Net debt	231
Net debt		226
PLN
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	20
Long-term debt, net of current portion	239
Cash and cash equivalents including restricted cash	(64)
Net debt	195
INR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt | R			R 8
Long-term debt, net of current portion | R			0
Cash and cash equivalents including restricted cash | R			(307)
Net debt | R			R (299)
CAD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	174	151
Long-term debt, net of current portion	106	69
Cash and cash equivalents including restricted cash	(32)	(29)
Net debt	248
Net debt		191
Other (in USD)
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	228	104
Long-term debt, net of current portion	132	84
Cash and cash equivalents including restricted cash	(528)	(545)
Net debt	$ (168)
Net debt		$ (357)